Consolidated Statements of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Dividends, per share	$ 0.40
Common Stock [Member]
Dividends, per share	$ 0.40	$ 0.40	$ 0.40